Expenses by Nature - Amortization and Depreciation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amortization and depreciation
Amortization and depreciation, cost of sales	€ 193,081	€ 146,530	€ 135,186
Amortization and depreciation, research and development	22,471	19,836	14,721
Amortization and depreciation, selling, general & administration expenses	86,903	62,243	65,583
Total amortization and depreciation	€ 302,455	€ 228,609	€ 215,490